Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Schedule of maximum exposure to credit risk for trade and other receivables
(in thousands)	December 31, 2021	December 31, 2020
EMEA	$879	$1,246
Australia	119	-
North America	546	1,491
Total	$1,544	$2,737

Schedule of exposure to foreign currency risk
(in USD thousands)	USD	NIS	CAD	Total
Financial assets and financial liabilities:

Current assets
Cash and restricted cash	1,004	484	132	1,788
Trade and other receivables	428	840	276	1,544
Advances to supplier	470	-	-	470
Current liabilities
Bank loan	-	(27)	-	(27)
Accounts payable and accrued liabilities	(309)	(992)	(1,345)	(2,646)
Due to related party		0	0	0
Future purchase consideration	(350)			(350)
Convertible debentures	(3,343)	0	-	(3,343)
Warrant liability	(2,177)	0	-	(2,177)
Total	(4,277)	473	(937)	(4,741)

10% fluctuation in exchange rate	(428)	47	(94)	(474)

Convertible Promissory Note [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities
Sensitivity Analysis:

Type	Valuation Technique	Key Inputs	Inter-relationship between significant inputs and fair value measurement
Convertible Promissory Note	The fair value of the convertible promissory note has been calculated using a binomial lattice methodology
Key observable inputs
•
Share price (December 31, 2021: US $3.70)
•
Risk-free interest rate (December 31, 2021: 0.67%)
•
Dividend yield (December 31, 2021: 0%)
Key unobservable inputs
•
Instrument specific spread (December 31, 2021: 45%)
•
Credit spread (December 31, 2021: 9.76%)

The estimated fair value would increase (decrease) if:
•
The share price was higher (lower)
•
The risk-free interest rate was higher (lower)
•
The dividend yield was lower (higher)
•
The instrument specific spread was lower (higher)
•
The credit spread was lower (higher)

Convertible Promissory Note, December 31, 2021
	Comprehensive loss
	Increase	Decrease
Expected volatility (10% movement vs. the model input)	32,775	(96,413)
Credit spread (10% movement vs. the model input)	(265,377)	297,216
Instrument specific spread (10% movement vs. the model input)	(265,377)	297,216